SCHEDULE OF BALANCE SHEET RELATED TO LEASES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2020	Nov. 01, 2018
Lease Obligations
Operating	$ 251,694	$ 277,381	$ 332,997	$ 411,287	$ 80,171
Finance	53,809	74,324	41,040
Total Lease Assets	305,503	351,705	374,037
Operating	47,487	50,055	58,625
Finance	65,461	62,979	52,362
Operating	204,207	227,326	274,372
Finance	45,592	78,955	74,826
Total Lease Liabilities	$ 362,747	$ 419,315	$ 460,185